Summary of Changes in Level 3 Fair Value Measurements (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities, Beginning balance		$ 427,630	$ 427,630	$ 0
Initial Measurement on the Closing Date				244,062
Changes in fair value of Private Placement Warrant liability	$ (62,580)	(317,072)		183,568
Fair value of liabilities, Ending balance	47,978	$ 110,558	47,978	427,630
Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Initial Measurement on the Closing Date				6,300,000
Changes in fair value of Private Placement Warrant liability	$ 1,700,000		$ 9,200,000	$ 4,000,000